Segment reporting - Major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 9,716	$ 10,059	[1]	$ 9,945	[1]
Reynolds Consumer Products
Disclosure of major customers [line items]
Revenue	3,032	3,144		2,959
Reynolds Consumer Products | External customer
Disclosure of major customers [line items]
Revenue	$ 1,305	$ 1,268		$ 1,163

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.